Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Amounts of Noah Investment and its Subsidiaries included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31
	2015	2016	2016
	RMB	RMB	US$
Cash and cash equivalents	585,191,507	312,278,112	44,977,403
Restricted cash	1,000,000	1,000,000	144,030
Short-term investments	167,583,165	—	—
Accounts receivable, net of allowance for doubtful accounts	52,715,369	14,828,126	2,135,694
Amounts due from related parties	135,302,942	209,034,051	30,107,166
Deferred tax assets	26,071,201	11,158,149	1,607,108
Other current assets	23,410,853	33,452,455	4,818,156
Long-term investments	113,390,404	81,168,283	11,690,664
Investment in affiliates	298,229,612	488,263,302	70,324,542
Property and equipment, net	40,161,068	28,804,397	4,148,696
Other non-current assets	5,611,229	13,775,274	1,984,052
Total assets	1,448,667,350	1,193,762,149	171,937,511
Accrued payroll and welfare expenses	181,685,160	72,212,423	10,400,753
Income tax payable	55,966,327	(5,036,501)	(725,407)
Amount due to related parties	—	12,000,000	1,728,360
Amounts due to the Group’s subsidiaries	161,666,257	125,713,660	18,106,533
Deferred revenue	29,021,820	29,834,124	4,297,008
Other current liabilities	76,026,370	31,079,003	4,476,307
Non-current uncertain tax position liabilities	67,248	—	—
Other non-current liabilities	39,635,057	—	—
Total liabilities	544,068,239	265,802,709	38,283,554

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Revenue:
Third-party revenues
One-time commissions	80,516,730	145,325,240	1,184,222	170,563
Recurring service fees	111,927,921	181,288,609	56,997,896	8,209,405
Performance-based income	22,994,446	165,971,926	8,596,435	1,238,144
Other service fees	1,346,667	9,616,062	38,881,405	5,600,087
Total third-party revenues	216,785,764	502,201,837	105,659,958	15,218,199
Related party revenues
One-time commissions	21,471,381	122,949,788	2,887,327	415,862
Recurring service fees	285,753,554	348,870,146	278,460,025	40,106,586
Performance-based income	75,204,704	53,825,292	38,413,825	5,532,742
Other service fees	1,217,894	2,102,882	19,856,658	2,859,954
Total related party revenues	383,647,533	527,748,108	339,617,835	48,915,144
Total revenues	600,433,297	1,029,949,945	445,277,793	64,133,343
Less: business taxes and related surcharges	(33,672,899)	(57,713,861)	(10,206,252)	(1,470,006)
Net revenues	566,760,398	972,236,084	435,071,541	62,663,337
Operating cost and expenses	(183,003,728)	(624,541,431)	(452,182,413)	(65,127,814)
Other income	11,888,078	39,115,317	67,038,384	9,665,536
Net income	310,817,616	327,597,694	24,381,722	3,511,698
Net income attributable to Noah Holding Limited shareholders	292,244,283	326,209,370	22,123,106	3,186,390
Cash flows provided by (used in) operating activities*	250,372,200	402,492,302	(316,764,831)	(45,623,625)
Cash flows (used in) provided by investing activities	(53,726,568)	(293,697,015)	28,995,441	4,176,212
Cash flows provided by financing activities	1,365,117	3,282,000	14,855,995	2,139,708

*	Cash flows provided by operating activities in 2014, 2015 and 2016 include amounts due to the Group’s subsidiaries of RMB169,322,299, RMB161,666,257 and RMB125,713,660 (US$18,106,533).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

The following table summarizes the Group’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2016 and 2015, respectively.

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Accounts receivable	14,007,287	32,492,199	505,621
Investments	383,778,327	508,010,848	73,168,781
Maximum exposure to loss in non-consolidated VIEs	397,785,614	540,503,047	73,674,402

Summary of Effects of Changes in Company's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	446,552,851	535,824,084	643,828,433	92,730,581
Transfers from (to) the non-controlling interest:
Increase in Noah’s equity by partial disposal of subsidiaries	—	29,076,110	151,989,845	21,891,091
Net transfers from (to) non-controlling interest	—	29,076,110	151,989,845	21,891,091
Change from net income (loss) attributable to Noah and transfers (to) from non-controlling interest	446,552,851	564,900,194	795,818,278	114,621,672

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years